Goodwill (Details) - Schedule of Goodwill $ in Thousands	9 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Goodwill [Abstract]
Balance at September 30, 2023	$ 5,217
Acquisition of EMI Solutions	5,542
Acquisition of RaGE Systems	4,447
Balance at June 30, 2024	$ 15,206